UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal Street
Suite 700
Boston, MA 02110

With Copies To:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end: 11/30/2017

Date of reporting period: 08/31/2017

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2017 (Unaudited)

	Shares	Value

Common Stocks - 95.33%

Aerospace & Defense - 3.32%
Harris Corp.	5,500	$675,950

Banks - 8.28%
East West Bancorp, Inc.	9,000	498,330
First Republic Bank	7,000	679,350
* SVB Financial Group	3,000	508,020
		1,685,700
Beverages - 2.26%
Constellation Brands, Inc. - Class A	2,300	460,230

Chemicals - 4.75%
Albemarle Corp.	5,000	581,300
Olin Corp.	12,000	386,760
		968,060
Commercial Services - 9.25%
Cintas Corp.	5,500	742,555
* CoStar Group, Inc.	2,100	601,902
* Quanta Services, Inc.	15,000	538,950
		1,883,407
Computers - 4.74%
* NCR Corp.	13,000	474,890
* NetScout Systems, Inc.	15,000	491,250
		966,140
Distribution & Wholesale - 2.21%
* LKQ Corp.	13,000	450,450

Diversified Financial Services - 7.28%
Air Lease Corp.	12,750	518,160
BGC Partners, Inc. - Class A	38,000	493,620
FNF Group	9,750	470,340
		1,482,120
Engineering & Construction - 2.38%
* Dycom Industries, Inc.	6,000	484,080

Hand & Machine Tools - 4.24%
Stanley Black & Decker, Inc.	6,000	864,000

Healthcare - Products - 2.50%
DENTSPLY SIRONA, Inc.	9,000	509,130

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2017 (Unaudited)

	Shares	Value

Common Stocks - 95.33% (continued)

Healthcare - Services - 3.19%
Quest Diagnostics, Inc.	6,000	$650,100

Home Builders - 2.67%
Thor Industries, Inc.	6,000	543,200

Housewares - 4.74%
Newell Brands, Inc.	20,000	965,600

Insurance - 2.32%
Radian Group, Inc.	27,000	472,500

Iron & Steel - 2.28%
Steel Dynamics, Inc.	13,500	465,075

Machinery - Diversified - 3.54%
* Zebra Technologies Corp.	7,000	721,630

Mining - 2.04%
Wheaton Precious Metals Corp.	20,000	415,600

Oil & Gas - 2.61%
HollyFrontier Corp.	17,000	532,270

Private Equity - 2.75%
Apollo Global Management LLC	19,000	561,070

REITs - 2.37%
W.P. Carey, Inc.	7,000	481,950

Semiconductors - 6.22%
Microchip Technology, Inc.	7,000	607,600
MKS Instruments, Inc.	7,000	658,800
		1,266,400
Software - 1.44%
* Take-Two Interactive Software, Inc.*	10,000	293,370

Telecommunications - 2.02%
* Ciena Corp.	19,000	410,590

Transportation - 5.93%
Golar LNG Ltd.	13,000	411,920
* XPO Logistics, Inc.	13,000	795,600
		1,207,520

Total Common Stocks (Cost $14,159,010)		19,416,142

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2017 (Unaudited)

	Shares	Value

Investment Companies - 4.69%
** First American Treasury Obligations Fund - Class Z, 0.87%	954,884	$954,884

Total Investment Companies (Cost $954,884)		954,884

Total Investments (Cost $15,113,894) - 100.02%		$20,371,026
Liabilities in Excess of Other Assets, net - (0.02%)		(4,364)
Net Assets - 100.00%		$20,366,662

*	Non-income producing investment.
**	Rate shown represents the rate at August 31, 2017 which is subject to change and resets daily.
(a)	All or a portion of the security is segregated as collateral for call options written.
(b)	Please refer to the Schedule of Written Options for details of options written.

The following abbreviation is used in this portfolio:

LLC - Limited Liability Company
REIT - Real Estate Investment Trust

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2017 (Unaudited)

	% of Net
Industry	Assets	Value

Aerospace & Defense	3.32%	$675,950
Banks	8.28%	1,685,700
Beverages	2.26%	460,230
Chemicals	4.75%	968,060
Commercial Services	9.25%	1,883,407
Computers	4.74%	966,140
Distribution & Wholesale	2.21%	450,450
Diversified Financial Services	7.28%	1,482,120
Hand & Machine Tools	2.38%	484,080
Hand & Machine Tools	4.24%	864,000
Healthcare - Products	2.50%	509,130
Healthcare - Services	3.19%	650,100
Home Builders	2.67%	543,200
Housewares	4.74%	965,600
Insurance	2.32%	472,500
Investment Companies	4.69%	954,884
Iron & Steel	2.28%	465,075
Machinery - Diversified	3.54%	721,630
Mining	2.04%	415,600
Oil & Gas	2.61%	532,270
Private Equity	2.75%	561,070
REITs	2.37%	481,950
Semiconductors	6.22%	1,266,400
Software	1.44%	293,370
Telecommunications	2.02%	410,590
Transportation	5.93%	1,207,520
Total	100.02%	$20,371,026

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2017 (Unaudited)

	Shares	Value

Common Stocks - 94.28%

Banks - 5.14%
Bryn Mawr Bank Corp.	10,000	$409,500
First Financial Bancorp	15,000	359,250
		768,750
Chemicals - 5.06%
Orion Engineered Carbons SA	19,000	408,500
Stepan Co.	4,500	348,120
		756,620
Commercial Services - 4.63%
Deluxe Corp.	10,000	693,500

Computers - 2.85%
* Lumentum Holdings, Inc.	7,500	426,375

Distribution & Wholesale - 3.62%
H&E Equipment Services, Inc.	23,000	541,420

Electric - 8.73%
Black Hills Corp.	10,000	703,800
NorthWestern Corp.	10,000	603,200
		1,307,000
Electronics - 8.25%
* Orbotech Ltd.	19,500	774,930
Vishay Intertechnology, Inc.	26,000	460,200
		1,235,130
Energy - Alternate Sources - 3.40%
* TPI Composites, Inc.	25,000	508,500

Engineering & Construction - 4.06%
Granite Construction, Inc.	11,000	607,530

Environmental Control - 2.78%
Covanta Holding Corp.	29,000	416,150

Food - 3.06%
B&G Foods, Inc.	15,000	457,500

Healthcare - Products - 2.47%
* Natus Medical, Inc.	11,000	369,600

Healthcare - Services - 2.14%
HealthSouth Corp.	7,000	320,250

Home Furnishings - 2.74%
* Universal Electronics, Inc.	7,000	409,850

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2017 (Unaudited)

	Shares	Value

Common Stocks - 94.28% (continued)

Housewares - 2.64%
Newell Brands, Inc.	8,189	$395,365

Insurance - 5.63%
James River Group Holdings Ltd.	15,000	598,200
Maiden Holdings Ltd.	33,700	244,325
		842,525
Iron & Steel - 3.25%
Carpenter Technology Corp.	12,000	486,360

Miscellaneous Manufacturing - 2.67%
* Fabrinet	10,300	400,052

Oil & Gas - 2.90%
* Birchcliff Energy Ltd.	49,000	229,271
* Precision Drilling Corp.	80,000	204,800
		434,071
Pharmaceuticals - 0.73%
* Depomed, Inc.	18,000	109,440

REITs - 2.45%
CareTrust REIT, Inc.	19,000	366,510

Retail - 3.33%
* GMS, Inc.	15,500	498,790

Semiconductors - 3.32%
* MaxLinear, Inc. - Class A	23,000	496,800

Telecommunications - 5.74%
* Iridium Communications, Inc.	58,500	649,350
* Oclaro, Inc.	25,000	210,250
		859,600
Transportation - 2.69%
GasLog Ltd.	24,000	403,200

Total Common Stocks (Cost $11,140,473)		14,110,888

Investment Companies - 5.72%
** First American Treasury Obligations Fund - Class Z, 0.87%	855,491	855,491

Total Investment Companies (Cost $855,491)		855,491

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2017 (Unaudited)

Value

Total Investments (Cost $11,995,964) - 100.00%	$14,966,379
Liabilities in Excess of Other Assets, net - (0.00%)	(155)
Net Assets - 100.00%	$14,966,224

*	Non-income producing investment.
**	Rate shown represents the rate at August 31, 2017 which is subject to change and resets daily.

The following abbreviation is used in this portfolio:

REIT - Real Estate Investment Trust

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2017 (Unaudited)

	% of Net
Industry	Assets	Value

Banks	5.14%	$768,750
Chemicals	5.06%	756,620
Commercial Services	4.63%	693,500
Computers	2.85%	426,375
Distribution & Wholesale	3.62%	541,420
Electric	8.73%	1,307,000
Electronics	8.25%	1,235,130
Energy - Alternate Sources	3.40%	508,500
Engineering & Construction	4.06%	607,530
Environmental Control	2.78%	416,150
Food	3.06%	457,500
Healthcare - Products	2.47%	369,600
Healthcare - Services	2.14%	320,250
Home Furnishings	2.74%	409,850
Housewares	2.64%	395,365
Insurance	5.63%	842,525
Investment Companies	5.72%	855,491
Iron & Steel	3.25%	486,360
Miscellaneous Manufacturing	2.67%	400,052
Oil & Gas	2.90%	434,071
Pharmaceuticals	0.73%	109,440
REITs	2.45%	366,510
Retail	3.33%	498,790
Semiconductors	3.32%	496,800
Telecommunications	5.74%	859,600
Transportation	2.69%	403,200
Total	100.00%	$14,966,379

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2017 (Unaudited)

	Shares	Value

Common Stocks - 90.12%

Aerospace & Defense - 4.71%
Raytheon Co.	2,490	$453,205

Banks - 5.97%
Citizens Financial Group, Inc.	7,900	261,727
First Republic Bank	3,215	312,016
		573,743
Biotechnology - 3.60%
* Celgene Corp.	2,490	345,936

Chemicals - 3.56%
Dow Chemical Co.	5,130	341,915

Computers - 3.26%
Accenture PLC - Class A	2,400	313,824

Diversified Financial Services - 7.64%
BlackRock, Inc.	730	305,877
MasterCard, Inc. - Class A	3,215	428,560
		734,437
Engineering & Construction - 3.62%
Granite Construction, Inc.	6,310	348,501

Food - 4.25%
B&G Foods, Inc.	7,075	215,788
JM Smucker Co.	3,250	192,757
		408,545
Healthcare - Products - 7.17%
Becton Dickinson and Co.	1,660	331,070
* Edwards Lifescience Corp.	3,155	358,597
		689,667
Housewares - 2.01%
Newell Brands, Inc.	4,000	193,120

Insurance - 0.98%
Maiden Holdings Ltd.	12,990	94,177

Internet - 14.24%
* Alibaba Group Holding Ltd. - ADR	800	137,392
* Alphabet, Inc. - Class A	262	250,273
* Alphabet, Inc. - Class C	107	100,508
* Amazon.com, Inc.	300	294,180
* Baidu, Inc. - ADR	550	125,427
CDW Corp.	5,300	336,126
Tencent Holdings Ltd. - ADR	3,000	126,111
		1,370,017

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2017 (Unaudited)

	Shares	Value

Common Stocks - 90.12% (continued)

Machinery - Construction & Mining - 2.94%
ABB Ltd. - ADR	12,200	$282,796

Oil & Gas - 2.70%
Exxon Mobil Corp.	3,405	259,904

Pharmaceuticals - 3.11%
* Jazz Pharmaceuticals PLC	2,000	298,720

Private Equity - 3.83%
Blackstone Group LP	11,250	368,213

REITs - 3.61%
Crown Castle International Corp.	3,205	347,550

Semiconductors - 6.49%
Applied Materials, Inc.	6,460	291,475
* Microsemi Corp.	6,610	333,012
		624,487
Software - 6.43%
Activision Blizzard, Inc.	2,500	163,900
* Electronic Arts, Inc.	400	48,600
Microsoft Corp.	5,430	406,001
*		618,501

Total Common Stocks (Cost $7,152,960)		8,667,258

Investment Companies - 10.00%
** First American Treasury Obligations Fund - Class Z, 0.87%	961,944	961,944

Total Investment Companies (Cost $961,944)		961,944

Total Investments (Cost $8,114,904) - 100.12%		$9,629,202
Liabilities in Excess of Other Assets, net - (0.12%)		(11,617)
Net Assets - 100.00%		$9,617,585

*	Non-income producing investment.
**	Rate shown represents the rate at August 31, 2017 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2017 (Unaudited)

	% of Net
Industry	Assets	Value
Aerospace & Defense	4.71%	$453,205
Banks	5.97%	573,743
Biotechnology	3.60%	345,936
Chemicals	3.56%	341,915
Computers	3.26%	313,824
Diversified Financial Services	7.64%	734,437
Engineering & Construction	3.62%	348,501
Food	4.25%	408,545
Healthcare - Products	7.17%	689,667
Housewares	2.01%	193,120
Insurance	0.98%	94,177
Internet	14.24%	1,370,017
Investment Companies	10.00%	961,944
Machinery - Construction & Mining	2.94%	282,796
Oil & Gas	2.70%	259,904
Pharmaceuticals	3.11%	298,720
Private Equity	3.83%	368,213
REITs	3.61%	347,550
Semiconductors	6.49%	624,487
Software	6.43%	618,501
Total	100.12%	$9,629,202

Capital Management Funds

Notes to Schedules of Investments	August 31, 2017 (Unaudited)

Organization
The Capital Management Mid-Cap Fund, the Capital Management Small-Cap Fund and the Wellington Shields All-Cap Fund (collectively the Funds and individually the Mid-Cap Fund, the Small-Cap Fund and the All-Cap Fund) are series funds. The Funds are part of the Capital Management Investment Trust (the Trust), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-ended management investment company. The Funds are each classified as a diversified company as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for identical securities on inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Capital Management Funds

Notes to Schedules of Investments	August 31, 2017 (Unaudited)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of August 31, 2017:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$19,416,142	$-	$19,416,142
Investment Companies	-	954,884	954,884
Totals	$19,416,142	$954,884	$20,371,026

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$14,110,888	$-	$14,110,888
Investment Companies	-	855,491	855,491
Totals	$14,110,888	$855,491	$14,966,379

All-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$8,667,258	$-	$8,667,258
Investment Companies	-	961,944	961,944
Totals	$8,667,258	$961,944	$9,629,202

(a)
As of and during the nine month period ended August 31, 2017, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

There were no transfers between levels as of August 31, 2017, from the valuation input levels used on November 30, 2016. It is the Funds’ policy to recognize transfers at the end of the reporting period.

Written Options
The Mid-Cap Fund and Small Cap Fund may write covered call options on equity securities or futures contracts that the Funds are eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Funds may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if a Fund owns the underlying security subject to the call option at all times during the option period. When a Fund writes a covered call option, it maintains in a segregated account with its custodian or as otherwise required by the rules of the exchange for the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

Capital Management Funds

Notes to Schedules of Investments	August 31, 2017 (Unaudited)

Written Options (continued)

The writing of covered call options is considered to be a conservative investment technique. The Funds will receive a premium from writing a call option, which increases the Funds’ return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Derivatives Transactions

Transactions in options written by the Mid-Cap Fund during the nine month period ended August 31, 2017 were as follows:

	Call Options
	Number of Options Contracts*	Options Premiums Received
Options outstanding beginning of period	-	$-
Options written	455	41,959
Options covered	(225)	(22,162)
Options exercised	(125)	(7,013)
Options expired	(105)	(12,784)
Options outstanding end of period	-	$-
*	One option contract is equivalent to one hundred shares of the underlying common stock.

The Funds did not have any open written options contracts at August 31, 2017.

Realized gains and losses on derivatives contracts entered into by the Mid-Cap Fund during the nine month period ended August 31, 2017, are recorded in the following location in the Statement of Operations:

Net realized gain on:	Location	Equity Contracts	Total
Call options written	Net realized gain on options written	$28,899	$28,899
		$28,899	$28,899

For the nine month period ended August 31, 2017, there were 455 options written by the Mid-Cap Fund. The Small-Cap Fund and All-Cap Fund did not invest in any derivatives during the nine month period ended August 31, 2017.

Capital Management Funds

Notes to Schedules of Investments	August 31, 2017 (Unaudited)

Federal Income Taxes

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of August 31, 2017 are noted below.

Table 3		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Fund	$15,113,894	$5,522,479	$(265,347)	$5,257,132

Small-Cap Fund	11,995,964	3,997,782	(1,027,367)	2,970,415

All-Cap Fund	8,114,904	1,645,474	(131,176)	1,514,298

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)
A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capital Management Investment Trust

By:	/s/ W. Jameson McFadden
Name:	W. Jameson McFadden
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Jameson McFadden
Name:	W. Jameson McFadden
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 30, 2017